Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Schroder International Multi-Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted
class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The
Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all
		other periods, on Total Annual Fund Operating Expenses.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Advisor Shares - Investor Shares (whether or not shares are redeemed)
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 65% of its total assets in a diversified portfolio of equity securities of companies located outside of the United States that the Fund's sub-adviser considers to offer attractive valuations. The Fund invests in a variety of countries throughout the world including emerging market countries and may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund normally invests a substantial portion of its assets in countries included in the MSCI EAFE Index. The Fund may invest in companies of any size market capitalization. The sub-adviser applies a proprietary quantitative investment analysis that seeks to capture the historically high returns from value stocks and provide a dividend yield typically above the Index but with lower risk. The sub-adviser does not consider benchmark weights when it constructs the Fund's portfolio. The sub-adviser believes that indices weighted by market-capitalization reflect a natural bias toward expensive stocks and geographic regions, and that, by contrast, a "bottom-up" approach to portfolio construction, not constrained by reference to a specific benchmark or index, may uncover less expensive stocks offering better investment value. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow; geographic and sector allocations are principally the result of this selection. The Fund may invest in common and preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts
(REITs), closed-end funds or exchange-traded funds, and may use options, swap transactions, futures contracts, and other derivative instruments, including over-the-counter transactions, in pursuing its principal strategy. The Fund may hedge some of its foreign currency exposure back
		into the U.S. dollar, although it does not normally expect to do so.
Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

o Foreign Investment/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

o Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

o Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

o Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

o Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

o Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

o Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

o Investments in Pooled Vehicles Risk: investing in another investment company subjects the
Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

o REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

o Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

o Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

o Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
		government agency.
Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows the performance of the Fund's Investor Shares. The performance of Advisor Shares would be lower because of the lower expenses paid by Investor Shares. Past performance (before and after taxes)
is not necessarily predictive of future performance. Visit www.schroderfunds.com for more
		current performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.schroderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Calendar Year End (through 12/31)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest Lowest 4/01/09 - 10/01/08 - 6/30/09 12/31/08 36.08% -23.12%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of
		the measurement period. After-tax returns for Advisor Shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.62%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2006
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.64%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.90%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.59%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,958
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	951
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,958
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2006
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.60%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,643
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,697
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	860
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,643
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,697
Annual Return 2007	rr_AnnualReturn2007	10.71%
Annual Return 2008	rr_AnnualReturn2008	(44.39%)
Annual Return 2009	rr_AnnualReturn2009	51.26%
Annual Return 2010	rr_AnnualReturn2010	16.82%
Annual Return 2011	rr_AnnualReturn2011	(12.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2006
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Investor Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2006
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Investor Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2006

[1]	The Fund's adviser has contractually agreed through February 28, 2013 (i) to waive its management fee to 0.80% and (ii) if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Advisor Shares, exceed 1.30% of Advisor Shares' average daily net assets and, for the Fund's Investor Shares, exceed 0.95% of Investor Shares' average daily net assets. The fee waiver and/or expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares, and 0.95% for Investor Shares.